BALANCE SHEETS COMPONENTS Property, Plant, and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 738,039	$ 157,367
Capital leases	3,908	619
Less accumulated depreciation and amortization	(24,771)	(14,554)
Property, plant, and equipment - net	713,274	142,813
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	1,050
Machinery
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	28,830	13,127
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	15,716	11,921
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	47,187	10,441
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	4,503	1,520
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	636,851	$ 119,739
Depreciation	$ 0